Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment
10.	Property, Plant and Equipment

Changes in property, plant and equipment for the years ended December 31, 2016 and 2017, are as follows:

	2016
(in millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,287,749	￦	3,558,460	￦	34,388,584	￦	1,951,749	￦	1,033,777	￦	42,220,319
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,459,416)		(24,879,791)		(1,400,766)		(1,300)		(27,741,405)

Beginning, net		1,287,617		2,099,044		9,508,793		550,983		1,032,477		14,478,914
Acquisition		291		3,608		247,431		146,471		2,297,346		2,695,147
Disposal/Abandonment		(855)		(1,650)		(112,135)		(8,155)		(3,357)		(126,152)
Depreciation		—		(135,389)		(2,498,837)		(143,978)		—		(2,778,204)
Impairment		—		—		361		(47,086)		—		(46,725)
Transfer in (out)		4,274		136,041		2,060,936		11,073		(2,212,324)		—
Inclusion in scope of consolidation		—		—		68		764		—		832
Others		17,625		23,078		53,568		14,851		(20,823)		88,299

Ending, net	￦	1,308,952	￦	2,124,732	￦	9,260,185	￦	524,923	￦	1,093,319	￦	14,312,111

Acquisition cost	￦	1,309,084	￦	3,729,228	￦	35,106,184	￦	1,895,332	￦	1,093,941	￦	43,133,769
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,604,496)		(25,845,999)		(1,370,409)		(622)		(28,821,658)

	2017
(In millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,309,084	￦	3,729,228	￦	35,106,184	￦	1,895,332	￦	1,093,941	￦	43,133,769
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,604,496)		(25,845,999)		(1,370,409)		(622)		(28,821,658)

Beginning, net		1,308,952		2,124,732		9,260,185		524,923		1,093,319		14,312,111
Acquisition		1,948		120		237,218		129,464		2,262,681		2,631,431
Disposal and termination		(4,656)		(4,022)		(176,085)		(8,242)		(3,133)		(196,138)
Depreciation		—		(135,242)		(2,469,459)		(150,535)		—		(2,755,236)
Impairment (Recovery of impairment)		—		—		(9,256)		(1)		(28)		(9,285)
Transfer in (out)		26,764		25,305		2,227,808		10,344		(2,600,908)		(310,687)
Exclusion from scope of consolidation		—		(19)		(772)		(120)		(34)		(945)
Transfer from(to) investment properties		(64,449)		1,793		—		1,184		—		(61,472)
Others		98		(245)		(8,830)		(179)		(38,304)		(47,460)
Ending, net	￦	1,268,657	￦	2,012,422	￦	9,060,809	￦	506,838	￦	713,593	￦	13,562,319

Acquisition cost	￦	1,268,789	￦	3,750,861	￦	35,971,877	￦	1,920,571	￦	714,706	￦	43,626,804

Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,738,439)		(26,911,068)		(1,413,733)		(1,113)		(30,064,485)

Details of property, plant and equipment provided as collateral as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	13,337	￦	16,009	Borrowings	￦	11,540	Standard Chartered Bank Korea Development Bank
Others		55,951		43,506	25,379			Shinhan Bank

(In millions of Korean won)	2017
	Carrying amount	Secured amount	Related line item	Related amount	Secured party
Land and Buildings	13,115	15,995	Borrowings	2,730	Standard Chartered Bank Korea Development Bank
Others	53,757	38,570		16,071	Shinhan Bank

The borrowing costs capitalized for qualifying assets amount to ￦8,473 million (2016: ￦16,451 million) in 2017. The interest rate applied to calculate the capitalized borrowing costs in 2017 is 3.37% to 3.54% (2016: 2.29% to 3.50%).